Post-Employment and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2022
Compensation And Retirement Disclosure [Abstract]
Post-Employment and Other Long-Term Employees Benefits
16.	POST-EMPLOYMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS

The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses December 31 as measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company measures the vested benefits to which Italian employees are entitled as if the amounts were immediately due as of December 31, 2022, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.

The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Change in benefit obligation:
Benefit obligation at beginning of year	1,165	1,216	94	101
Service cost	33	36	17	13
Interest cost	27	21	1	1
Employee contributions	4	4	—	—
Benefits paid	(22)	(25)	(6)	(5)
Effect of settlement	(14)	(8)	—	—
Business combination	—	3	—	—
Actuarial (gain) loss	(260)	(48)	(15)	—
Foreign currency translation and other adjustments	(47)	(34)	(5)	(16)
Benefit obligation at end of year	886	1,165	86	94

Change in plan assets:
Plan assets at fair value at beginning of year	743	718	—	—
Return on plan assets	(157)	32	—	—
Employer contributions	25	17	—	—
Employee contributions	4	4	—	—
Benefits paid	(9)	(12)	—	—
Effect of settlement	(14)	(8)	—	—
Business combination	—	2	—	—
Foreign currency translation and other adjustments	(25)	(10)	—	—
Plan assets at fair value at end of year	567	743	—	—
Funded status	(319)	(422)	(86)	(94)

The actuarial gains in 2022 were primarily due to an increase in discount rates applied against future expected benefit payments and resulted in a decrease of the benefit obligation mainly for the plans located in France, in the United States and Switzerland. The actuarial gains in 2021 were primarily due to an increase in discount rates applied against future expected benefit payments and resulted in a decrease of the benefit obligation mainly for the plans located in France, in the United Kingdom and in the United States.

Net amount recognized in the consolidated balance sheets consisted of the following:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Non-current assets	9	15	—	—
Current liabilities	(11)	(11)	(5)	(4)
Long-term liabilities	(317)	(426)	(81)	(90)
Net amount recognized	(319)	(422)	(86)	(94)

Pension plans net assets are reported in the Company’s consolidated balance sheets in the line “Other non-current assets” while current and non-current liability positions are reported in the lines “Other payables and accrued liabilities” and “Post-employment benefit obligations” respectively.

Other long-term benefits current and non-current net liability positions are reported in our consolidated balance sheets in the lines “Other payables and accrued liabilities” and “Other long-term liabilities” respectively.

The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as of December 31, 2020	216	3	219
Net amount generated/arising in current year	(56)	—	(56)
Amortization	(12)	(1)	(13)
Foreign currency translation adjustment	(6)	—	(6)
Accumulated other comprehensive loss as of December 31, 2021	142	2	144
Net amount generated/arising in current year	(84)	—	(84)
Amortization	(3)	(1)	(4)
Foreign currency translation adjustment	(10)	—	(10)
Accumulated other comprehensive loss as of December 31, 2022	45	1	46

The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Accumulated benefit obligations	778	1,004	25	79

For pension plans and other long-term benefits with accumulated benefit obligations in excess of plan assets, the accumulated benefit obligation and fair value of plan assets were $409 million and $139 million, respectively, as of December 31, 2022 and $528 million and $134 million, respectively, as of December 31, 2021.

For pension plans with projected benefit obligations in excess of plan assets, the benefit obligation and fair value of plan assets were $839 million and $427 million, respectively, as of December 31, 2022 and $1,030 million and $499 million, respectively, as of December 31, 2021.

The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Service cost	33	36	31	17	13	11
Interest cost	27	21	21	1	1	1
Expected return on plan assets	(23)	(24)	(23)	—	—	—
Amortization of actuarial net loss (gain)	6	12	12	(14)	—	3
Amortization of prior service cost	1	1	1	—	—	—
Effect of settlement	—	—	1	—	—	—
Net periodic benefit cost	44	46	43	4	14	15

Pension benefits components other than service cost, recognized outside of Operating income in “Other components of pension benefit costs” in the Company’s consolidated statements of income, were $11 million, $10 million and $12 million in the years ended December 31, 2022, 2021 and 2020, respectively.

The weighted average assumptions used in the determination of the benefit obligation and the plan assets for the pension plans and the other long-term benefits were as follows:

Assumptions	2022	2021
Discount rate	4.18%	1.84%
Salary increase rate	2.31%	2.27%
Expected long-term rate of return on funds for the pension expense of the following year	2.66%	3.19%

The weighted average assumptions used in the determination of the net periodic benefit cost for the pension plans and the other long-term benefits were as follows:

Assumptions	2022	2021	2020
Discount rate	1.84%	1.45%	1.95%
Salary increase rate	2.27%	2.43%	2.48%
Expected long-term rate of return on funds for the pension expense of the year	3.19%	3.44%	4.04%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the terms of the benefit obligations.  In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.

The Company’s pension plan asset allocation as of December 31, 2022 and December 31, 2021 is as follows:

	Percentage of Plan Assets as of December 31,
Asset Category	2022	2021
Cash and cash equivalents	1%	1%
Equity securities	17%	17%
Government debt securities	10%	12%
Corporate debt securities	21%	22%
Investments in funds(a)	16%	21%
Real estate	1%	1%
Other (mainly insurance assets – contracts and reserves)	34%	26%
Total	100%	100%

(a)

As of December 31, 2022, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (79%) - mainly corporate bonds, time deposits and money market (11%) and other instruments (10%). As of December 31, 2021, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (73%) - mainly corporate bonds, equity (15%) and other instruments (12%).

As of December 31, 2022, the Company’s plan asset allocation was in line with the targets set for each plan.

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2022 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	4	4	—	—
Equity securities	95	1	94	—
Government debt securities	59	—	59	—
Corporate debt securities	120	—	98	22
Investment funds	87	1	86	—
Real estate	6	—	6	—
Other (mainly insurance assets – contracts and reserves)	194	—	38	156
TOTAL	565	6	381	178

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2021 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	5	5	—	—
Equity securities	130	2	128	—
Government debt securities	87	—	87	—
Corporate debt securities	164	—	139	25
Investment funds	156	1	155	—
Real estate	10	—	10	—
Other (mainly insurance assets – contracts and reserves)	191	—	49	142
TOTAL	743	8	568	167

The fair value of insurance contracts is based on the value of the assets held by the provider. The approach is consistent with prior years.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2022 and December 31, 2022 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2022	167
Contributions (employer and employee)	21
Net benefit payments (a)	9
Settlements	(14)
Foreign currency translation adjustment	(5)
December 31, 2022	178

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2021 and December 31, 2021 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2021	162
Contributions (employer and employee)	15
Actual return on plan assets	2
Net benefit payments (a)	1
Settlements	(8)
Foreign currency translation adjustment	(5)
December 31, 2021	167

(a)	Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.

The Company’s investment strategy for its pension plans is to optimize the long-term investment return on plan assets in relation to the liability structure to maintain an acceptable level of risk while minimizing the cost of providing pension benefits and maintaining adequate funding levels in accordance with applicable rules in each jurisdiction. The Company’s practice is to periodically conduct a review of its asset allocation strategy, in such a way that the asset allocation is in line with the targeted asset allocation within reasonable boundaries. The Company’s asset portfolios are managed in such a way as to achieve adapted diversity. The Company does not manage any assets internally.

After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company’s contributions to plan assets were $25 million in 2022 and $17 million in 2021 and the Company expects to contribute $30 million to plan assets in 2023.

The Company’s estimated future benefit payments as of December 31, 2022 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2023	41	5
2024	46	6
2025	57	9
2026	70	8
2027	51	9
From 2028 to 2032	319	43

The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company’s accrued benefits related to defined contribution pension plans for $24 million as of December 31, 2022 and $23 million as of December 31, 2021. The annual cost of these plans amounted to approximately $100 million in 2022, $101 million in 2021 and $91 million in 2020.